Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of recurring assets and liabilities

The following table presents items required to be measured at fair value on a recurring basis as of the periods presented:

	September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$1,898	$—	$—	$1,898

Liabilities:
Contingent consideration payable (1)	$—	$—	$—	$—

	June 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$601	$—	$—	$601

Liabilities:
Contingent consideration payable (1)	$—	$—	$—	$—

(1)	See Note 17 — Commitments and Contingencies below for additional information about this item.

The following table presents items required to be measured at fair value on a recurring basis by the level in which they are classified within the valuation hierarchy as of the periods presented:

	June 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$601	$—	$—	$601

Liabilities:
Contingent consideration payable	$—	$—	$—	$—

	June 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$4,230	$—	$—	$4,230

Liabilities:
Contingent consideration payable	$—	$—	$—	$—

Fair Value Inputs, Assets, Quantitative Information

The following table presents information about significant unobservable inputs to the contingent consideration payable measured at fair value on a recurring basis for the fiscal years ended:

June 30,
Description	Valuation technique	Significant unobservable inputs	2016	2015
Contingent consideration payable	Discounted cash flow model	Discount rate	N/A	N/A
		First production payout	N/A	N/A
		Second production payout	N/A	N/A

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a roll forward of the contingent consideration payable for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Fiscal year beginning balance	$—	$1,852
Accretion expense	—	36
Revision to estimate	—	(1,888)

Fiscal year closing balance	$—	$—